CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
NET LOSS	$ 11,484	$ 2,431	$ 2,169
OTHER COMPREHENSIVE LOSS:
Net unrealized loss from marketable securities	68
Gain on marketable securities reclassified into net loss	11
TOTAL OTHER COMPREHENSIVE LOSS	79
TOTAL OTHER COMPREHENSIVE LOSS	$ 11,563	$ 2,431	$ 2,169